Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint operations [abstract]
Schedule of Equity Interest in Subsidiaries of the Company

				% Equity interest
				December 31,
Company	Type of investment	Main activity	Country	2022	2021

IntelAzul S.A. (*)	Direct	Frequent-flyer program	Brazil	100.0%	100.0%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	Brazil	100.0%	100.0%
Azul Conecta Ltda. (Conecta)	Indirect	Airline operations	Brazil	100.0%	100.0%
ATS Viagens e Turismo Ltda.	Indirect	Travel packages	Brazil	99.9%	99.9%
Cruzeiro Participações S.A.	Indirect	Holding of equity interests in other companies	Brazil	99.9%	99.9%
Azul Investments LLP	Indirect	Funding	USA	100.0%	100.0%
Azul SOL LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Azul Finance LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Azul Finance 2 LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Blue Sabiá LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Canela Investments LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Canela Turbo Three LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Azul Saira LLC	Indirect	Aircraft financing	USA	100.0%	100.0%

(*) The Extraordinary General Meeting (“EGM”) held on March 18, 2022 approved the change of name from Tudo Azul S.A. to IntelAzul S.A.

Schedule capital structure and net working capital
The variation in consolidated net working capital and equity is presented below:

	December 31,		December 31,
Description	2022	2021	Variation	2020	Variation

Net working capital	(10,184,169)	(5,863,917)	(4,320,252)	(4,795,208)	(1,068,709)
Equity	(19,007,500)	(18,333,003)	(674,497)	(14,148,750)	(4,184,253)

Breakdown of balances of provision for impairment and onerous liability

	December 31,
Description	2022	2021

Provision for impairment of of right-of-use assets	(110,349)	(605,651)
Provision for impairment of property and equipment	(279,077)	(294,490)
Provision for impairment of other assets	—	(12,013)
Total provision for impairment of Company assets	(389,426)	(912,154)

Provision for onerous contracts	—	(693,407)

Total	(389,426)	(1,605,561)

Rollforward of the provision for impairment and onerous liability

Description	Impairment of assets	Onerous contracts	Total

At December 31, 2020	(1,218,548)	(1,340,522)	(2,559,070)
Reversals (additions), net	306,394	769,288	1,075,682
Consumption	—	188,842	188,842
Interest incurred	—	(156,516)	(156,516)
Foreign currency exchange	—	(103,858)	(103,858)
Initial recognition of sublease	—	(50,641)	(50,641)
At December 31, 2021	(912,154)	(693,407)	(1,605,561)

Reversals (additions), net	516,157	586,634	1,102,791
Consumption	—	178,126	178,126
Interest incurred	—	(100,975)	(100,975)
Foreign currency exchange	—	29,622	29,622
Transfers	6,571	—	6,571
At December 31, 2022	(389,426)	—	(389,426)